Shareholders' Equity (Tables)	11 Months Ended
Feb. 02, 2013
Shareholders' Equity Disclosure [Abstract]
Stock-based compensation expense
Stock-based compensation expense was as follows in fiscal 2013 (11-month), 2012 and 2011 ($ in millions):

	11-Month	12-Month
	2013	2012	2011

Stock options	$43	$76	$90
Share awards
Market-based	2	—	4
Performance-based	—	—	(1)
Time-based	62	33	16
Employee stock purchase plans	5	11	12
Total	$112	$120	$121

Stock option activity
Stock option activity was as follows in fiscal 2013 (11-month):

	Stock Options	Weighted- Average Exercise Price per Share	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in millions)
Outstanding at March 3, 2012	35,801,000	$38.08
Granted	2,864,000	17.30
Exercised	(82,000)	18.69
Forfeited/Canceled	(8,600,000)	35.36
Outstanding at February 2, 2013	29,983,000	$36.93	5.8	$2
Vested or expected to vest at February 2, 2013	29,247,000	$37.29	5.7	$2
Exercisable at February 2, 2013	22,629,000	$39.98	4.9	$—

Assumption used to estimate the fair value of stock option on the date of grant using a lattice model
In fiscal 2013 (11-month), 2012 and 2011, we estimated the fair value of each stock option on the date of grant using a lattice or Black Scholes (for certain individuals) valuation model with the following assumptions:

	11-Month	12-Month
Valuation Assumptions(1)	2013	2012	2011

Risk-free interest rate(2)	0.1% – 2.0%	0.1% – 3.6%	0.2% – 3.9%
Expected dividend yield	2.2%	2.3%	1.5%
Expected stock price volatility(3)	44%	37%	36%
Expected life of stock options (in years)(4)	5.9	6.2	6.1

(1)	Forfeitures are estimated using historical experience and projected employee turnover.

(2)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of our stock options.

(3)
We use an outside valuation advisor to assist us in projecting expected stock price volatility. We consider both the historical volatility of our stock price as well as implied volatilities from exchange-traded options on our stock.

(4)	We estimate the expected life of stock options based upon historical experience.

Summary of the status of nonvested market-based share awards
A summary of the status of our nonvested market-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Market-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	—	$—
Granted	879,000	16.92
Vested	—	—
Forfeited/Canceled	(74,000)	18.63
Outstanding at February 2, 2013	805,000	$16.76

Summary of the status of nonvested performance-based share awards
A summary of the status of our nonvested performance-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Performance-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	912,000	$41.20
Granted	—	—
Vested	(2,000)	44.20
Canceled	(908,000)	41.19
Outstanding at February 2, 2013	2,000	$44.20

Summary of the status of nonvested time-based share awards
A summary of the status of our nonvested time-based share awards at February 2, 2013, and changes during fiscal 2013 (11-month), is as follows:

Time-Based Share Awards	Shares	Weighted-Average Fair Value per Share
Outstanding at March 3, 2012	3,924,000	$29.62
Granted	6,759,000	17.67
Vested	(1,890,000)	24.97
Forfeited/Canceled	(1,042,000)	24.30
Outstanding at February 2, 2013	7,751,000	$21.05

Assumptions used to estimate the fair value of stock-based compensation expense associated with employee stock purchase plans on the purchase date using the Black-Scholes option-pricing valuation model
In fiscal 2013 (11-month), 2012 and 2011, we estimated the fair value of stock-based compensation expense associated with our employee stock purchase plans on the purchase date using the Black-Scholes option-pricing valuation model, with the following assumptions:

	11-Month	12-Month
Valuation Assumptions	2013	2012	2011

Risk-free interest rate(1)	0.1%	0.1%	0.2%
Expected dividend yield	2.9%	2.4%	1.4%
Expected stock price volatility(2)	41%	38%	29%
Expected life of employee stock purchase plan options (in months)(3)	6	6	6

(1)	Based on the U.S. Treasury constant maturity interest rate whose term is consistent with the expected life of employee stock purchase plan shares.

(2)	We consider both the historical volatility of our stock price as well as implied volatilities from exchange-traded options on our stock.

(3)	Based on semi-annual purchase period.

Summary of stock options outstanding
At February 2, 2013, options to purchase 30.0 million shares of common stock were outstanding as follows (shares in millions):

	Exercisable			Unexercisable			Total
	Shares	%	Weighted- Average Price per Share	Shares	%	Weighted- Average Price per Share	Shares	%	Weighted- Average Price per Share
In-the-money	0.1	—%	$18.02	2.0	27%	$15.78	2.1	7%	$15.97
Out-of-the-money	22.5	100%	$40.15	5.4	73%	$31.55	27.9	93%	$38.46
Total	22.6	100%	$39.98	7.4	100%	$27.55	30.0	100%	$36.93

Reconciliation of the numerators and denominators of basic and diluted earnings per share
The following table presents a reconciliation of the numerators and denominators of basic and diluted earnings per share in fiscal 2013 (11-month), 2012 and 2011:

	11-Month	12-Month
	2013(1)	2012(1)	2011
Numerator (in millions):
Net earnings (loss) from continuing operations	$(466)	$1,424	$1,465
Net earnings from continuing operations attributable to noncontrolling interests	(2)	(3)	(2)
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, basic	(468)	1,421	1,463
Adjustment for assumed dilution:
Interest on convertible debentures due in 2022, net of tax	—	5	6
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, diluted	$(468)	$1,426	$1,469
Denominator (in millions):
Weighted-average common shares outstanding	338.6	366.3	406.1
Effect of potentially dilutive securities:
Shares from assumed conversion of convertible debentures	—	7.6	8.8
Stock options and other	—	0.6	1.6
Weighted-average common shares outstanding, assuming dilution	338.6	374.5	416.5
Net earnings (loss) per share from continuing operations attributable to Best Buy Co., Inc. shareholders
Basic	$(1.38)	$3.88	$3.60
Diluted	$(1.38)	$3.81	$3.53

(1)
The calculation of diluted loss per share for fiscal 2013 (11-month) does not include potentially dilutive securities because their inclusion would be anti-dilutive (i.e., reduce the net loss per share).

Repurchases of common stock
The following table presents the amount and cost of shares we repurchased and retired in fiscal 2013 (11-month), 2012 and 2011 under the June 2011 program and the June 2007 program ($ and shares in millions):

	11-Month	12-Month
	2013	2012	2011
June 2011 Program
Total number of shares repurchased	6.3	34.5	—
Total cost of shares repurchased	$122	$889	$—

June 2007 Program
Total number of shares repurchased	—	20.1	32.6
Total cost of shares repurchased	$—	$611	$1,193

Components of accumulated other comprehensive income, net of tax
The components of accumulated other comprehensive income, net of tax, were as follows ($ in millions):

	February 2, 2013	March 3, 2012
Foreign currency translation	$113	$93
Unrealized losses on available-for-sale investments	(1)	(3)
Total	$112	$90